Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	Enerflex Ltd
Entity Central Index Key	0001904856
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	Suite 904
Entity Address, Address Line Two	1331 Macleod Trail S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2G 0K3
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-0457703
City Area Code	403
Local Phone Number	387-6377
Auditor Name	Ernst & Young LLP
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1263
Auditor Location	Calgary, Canada
Title of 12(b) Security	Common Shares
Trading Symbol	EFXT
Security Exchange Name	NYSE
Document Registration Statement	false
Document Annual Report	true
Entity Current Reporting Status	Yes
Entity Primary SIC Number	3563
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	123,956,865
Entity File Number	001-41531
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Enerflex Energy Systems Inc.
Entity Address, Address Line One	10815 Telge Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77095
City Area Code	281
Local Phone Number	345-9300